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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: December 31, 2024 Estimated average burden Hours per response...19.307

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2022	to	December 31, 2022

Date of Report (Date of earliest event reported)	January 13, 2023

Commission File Number of securitizer:	025-03580

Central Index Key Number of securitizer:	0001181226

Brian J. Sabatke, Chief Financial Officer (715) 849-4959
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Aqua Finance, Inc.[1]	(Securitizer)

Date	January 13, 2023

/s/ Brian J. Sabatke	(Signature)
Name: Brian J. Sabatke Title: Chief Financial Officer

[1] Aqua Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, which were privately issued by Aqua Finance Trust 2017-A, Aqua Finance Trust 2019-A, Aqua Finance Trust 2020-A and Aqua Finance Trust 2021-A.